Supplemental Cash Flow Information (Tables)	6 Months Ended
Jul. 31, 2022
Supplemental Cash Flow Information
Schedule of cash flow changes in operating asset and liabilities

	Three Months Ended		Six Months Ended
	July 31,	July 31,	July 31,	July 31,
	2022	2021	2022	2021
Trade accounts receivable	(1,624)	316	(4,544)	1,419
Other accounts receivable	2,532	804	2,349	2,512
Prepaid expenses and other	(286)	(3,016)	493	(3,543)
Inventory	(18)	(166)	36	(338)
Accounts payable	(293)	(94)	(1,135)	(214)
Accrued liabilities	(1,783)	5,379	(3,862)	4,467
Income taxes payable	(296)	1,295	127	(308)
Operating leases	(44)	(240)	(153)	43
Deferred revenue	2,794	1,426	7,411	4,044
	982	5,704	722	8,082